Other Noncurrent Liabilities (Schedule Of Other Noncurrent Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities, Noncurrent [Abstract]
Employee benefits	$ 140,501	$ 120,558
Interest rate swaps	30,508	33,424
Environmental remediation	16,869	18,467
Asbestos litigation reserve	9,453	9,389
Environmental dismantling	300	337
Other	16,596	11,269
Other Noncurrent Liabilities	$ 214,227	$ 193,444